Balance Sheets - Computer Sciences GS Business - USD ($) $ in Thousands	Oct. 02, 2015	Apr. 03, 2015	Mar. 28, 2014
Current assets
Cash and cash equivalents	$ 9,750	$ 4,979	$ 3,979
Receivables, net of allowance for doubtful accounts of $14,337 (fiscal 2016) and $14,733 (fiscal 2015)	471,986	696,727	704,906
Prepaid expenses and other current assets	77,358	92,665	87,919
Total current assets	559,094	794,371	796,804
Intangible and Other Assets [Abstract]
Goodwill	791,779	802,582	758,079
Customer-related and other intangible assets, net of accumulated amortization of $157,835 (fiscal 2016) and $150,295 (fiscal 2015)	25,865	33,405	41,116
Software, net of accumulated amortization of $79,160 (fiscal 2016) and $75,544 (fiscal 2015)	41,484	35,261	44,682
Other assets	57,325	58,931	84,024
Total intangible and other assets	916,453	930,179	927,901
Property and equipment, net of accumulated depreciation of $723,659 (fiscal 2016) and $696,796 (fiscal 2015)	437,909	436,732	491,662
Total assets	1,913,456	2,161,282	2,216,367
Current liabilities
Accounts payable	139,751	130,551	99,304
Accrued payroll and related costs	88,986	109,539	170,895
Accrued expenses and other current liabilities	398,071	440,606	357,862
Current capital lease liability	19,212	21,351	30,170
Deferred income tax liabilities	60,817	89,608	60,556
Total current liabilities	706,837	791,655	718,787
Noncurrent capital lease liability	132,195	129,933	139,348
Deferred income taxes	92,481	63,689	93,305
Other long-term liabilities	93,929	80,957	106,042
Parent equity
Net Parent investment	862,328	1,067,492	1,128,752
Accumulated other comprehensive loss	(2,409)	(405)	(743)
Noncontrolling interests	28,095	27,961	30,876
Total Parent equity	888,014	1,095,048	1,158,885
Total liabilities and stockholders’ equity	$ 1,913,456	$ 2,161,282	$ 2,216,367